Auditor's remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Audit of the Barclays Group's annual accounts	£ 9	£ 9	£ 10
Total Auditor's remuneration	62	59	56
KPMG
Disclosure of products and services [line items]
Audit of the Barclays Group's annual accounts	55	52	50
Other services	1	1	1
Tax fees	0	0	0
Subsidiaries
Disclosure of products and services [line items]
Audit of the Barclays Group's annual accounts	41	38	35
Other audit related fees
Disclosure of products and services [line items]
Audit of the Barclays Group's annual accounts	10	10	9
Other audit related fees | KPMG
Disclosure of products and services [line items]
Audit of the Barclays Group's annual accounts	6	6	5
Other services
Disclosure of products and services [line items]
Other services	2	2	£ 2
Audit fee relating to previous year
Disclosure of products and services [line items]
Other services	£ 3	£ 2